AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 8, 2013.

No. 811-22704

No. 333-180879

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 4	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (310) 683-5500

Name and Address of Agent for Service:	With a copy to:
Corporation Service Company	Stacy L. Fuller
2711 Centreville Road	K&L Gates LLP
Suite 400	1601 K Street NW
Wilmington, DE 19808	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on December 6, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

The sole purpose of this filing is to delay, until December 6, 2013, the effectiveness of the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement. Post-Effective Amendment No. 2 to the Registrant’s Registration Statement related to the Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 2, filed on September 12, 2013, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 4 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 8th day of November 2013.

CAMBRIA ETF TRUST

By:	/s/ Eric W. Richardson
Eric W. Richardson
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Peter Rodriguez	Principal Financial Officer	November 8, 2013
Peter Rodriguez

/s/ Eric W. Richardson	President and Trustee	November 8, 2013
Eric W. Richardson

/s/ Eric Leake	Trustee	November 8, 2013
Eric Leake*

/s/ Dennis G. Schmal	Trustee	November 8, 2013
Dennis G. Schmal*

* Signatures affixed by Kurt J. Decko on November 8, 2013 pursuant to a power of attorney filed on May 2, 2013.